Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000123827 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class I Shares)
Average Annual Return, Percent	6.24%	2.60%	4.02%
C000123828 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class R6 Shares)
Average Annual Return, Percent	6.30%	2.67%	4.10%
C000123825 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class A Shares)
Average Annual Return, Percent	3.54%	1.88%	3.53%
C000123826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class C Shares)
Average Annual Return, Percent	4.35%	1.82%	3.35%
C000123396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class C Shares)
Average Annual Return, Percent	5.01%	0.38%	2.93%
C000123397 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class I Shares)
Average Annual Return, Percent	6.91%	1.15%	3.61%
C000123398 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class R6 Shares)
Average Annual Return, Percent	7.02%	1.24%	3.71%
C000123395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class A Shares)
Average Annual Return, Percent	2.64%	0.14%	2.95%
C000116844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class R6 Shares)
Average Annual Return, Percent	8.44%	3.27%	4.79%
C000116843 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class I Shares)
Average Annual Return, Percent	8.28%	3.09%	4.63%
C000116842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class C Shares)
Average Annual Return, Percent	6.55%	2.45%	4.04%
C000116841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class A Shares)
Average Annual Return, Percent	3.97%	2.08%	3.98%
C000136814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class R6 Shares)
Average Annual Return, Percent	6.75%	3.27%	4.79%
C000136813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class I Shares)
Average Annual Return, Percent	6.75%	3.25%	4.77%
C000136811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class A Shares)
Average Annual Return, Percent	2.55%	2.21%	4.11%
C000136812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class C Shares)
Average Annual Return, Percent	4.93%	2.42%	4.05%
C000132280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class R6 Shares)
Average Annual Return, Percent	0.48%	4.02%	4.37%
C000100364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class I Shares)
Average Annual Return, Percent	0.37%	3.90%	4.26%
C000100363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class C Shares)
Average Annual Return, Percent	(1.38%)	3.14%	3.58%
C000090816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Managed Income Fund (Class L Shares)
Average Annual Return, Percent	4.55%	3.36%	2.56%
C000100362 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class A Shares)
Average Annual Return, Percent	(2.12%)	3.16%	3.76%
C000190446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Managed Income Fund (Class I Shares)
Average Annual Return, Percent	4.50%	3.21%	2.41%
C000066702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class A Shares)
Average Annual Return, Percent	(0.05%)	2.17%	2.92%
C000066703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class C Shares)
Average Annual Return, Percent	2.31%	2.46%	2.91%
C000066701 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class I Shares)
Average Annual Return, Percent	4.14%	3.22%	3.59%
C000066704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)
Average Annual Return, Percent	4.20%	3.37%	3.75%
C000195119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)
Average Annual Return, Percent	4.31%	3.48%	3.84%
C000008075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class C Shares)
Average Annual Return, Percent	2.40%	0.69%	1.17%
C000008072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class I Shares)
Average Annual Return, Percent	3.83%	1.35%	1.79%
C000205202 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class R6 Shares)
Average Annual Return, Percent	4.10%	1.45%	1.86%
C000008073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class A Shares)
Average Annual Return, Percent	(0.13%)	0.41%	1.19%
C000033869 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class A Shares)
Average Annual Return, Percent	9.21%	1.50%	3.24%
C000033870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class C Shares)
Average Annual Return, Percent	12.05%	1.79%	3.23%
C000007990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class I Shares)
Average Annual Return, Percent	13.79%	2.56%	3.90%
C000033533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class R5 Shares)
Average Annual Return, Percent	13.96%	2.60%	4.00%
C000116218 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class R6 Shares)
Average Annual Return, Percent	13.94%	2.71%	4.08%
C000205201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class R6 Shares)
Average Annual Return, Percent	4.57%	1.39%	1.82%
C000008059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class I Shares)
Average Annual Return, Percent	4.47%	1.29%	1.74%
C000008061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class C Shares)
Average Annual Return, Percent	2.86%	0.67%	1.22%
C000008060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class A Shares)
Average Annual Return, Percent	0.44%	0.40%	1.25%
Without Sales Load [Member] | C000123825 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.97%	2.35%	3.76%
Without Sales Load [Member] | C000123826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.35%	1.82%	3.35%
Without Sales Load [Member] | C000123396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.01%	0.38%	2.93%
Without Sales Load [Member] | C000123395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.66%	0.90%	3.35%
Without Sales Load [Member] | C000116842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	7.55%	2.45%	4.04%
Without Sales Load [Member] | C000116841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	8.04%	2.86%	4.38%
Without Sales Load [Member] | C000136811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.50%	2.99%	4.50%
Without Sales Load [Member] | C000136812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.93%	2.42%	4.05%
Without Sales Load [Member] | C000100363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	(0.38%)	3.14%	3.58%
Without Sales Load [Member] | C000100362 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	0.12%	3.64%	4.00%
Without Sales Load [Member] | C000066702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	3.81%	2.96%	3.32%
Without Sales Load [Member] | C000066703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	3.31%	2.46%	2.91%
Without Sales Load [Member] | C000008075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	3.40%	0.69%	1.17%
Without Sales Load [Member] | C000008073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	3.76%	1.18%	1.58%
Without Sales Load [Member] | C000033869 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.54%	2.28%	3.64%
Without Sales Load [Member] | C000033870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.05%	1.79%	3.23%
Without Sales Load [Member] | C000008061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	3.86%	0.67%	1.22%
Without Sales Load [Member] | C000008060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	4.34%	1.17%	1.64%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.23%	(1.23%)	1.16%
J P Morgan Emerging Markets Bond Index Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return, Percent	13.24%	2.95%	4.43%
Bloomberg US Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Index
Average Annual Return, Percent	4.96%	1.44%	2.43%
Bloomberg LB California 1 17 Year Muni Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg LB California 1-17 Year Muni Index
Average Annual Return, Percent	5.68%	1.71%	2.22%
Bloomberg California Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	4.98%	1.45%	2.37%
Bloomberg New York Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	4.65%	1.47%	2.29%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.04%	3.29%	2.24%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.26%	0.42%	1.97%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.53%	0.78%	2.42%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	3.88%	5.73%	5.80%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Average Annual Return, Percent	8.45%	(0.97%)	1.42%
Bloomberg U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Average Annual Return, Percent	6.58%	0.81%	3.30%
Bloomberg 1 5 Year Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Government/Credit Index
Average Annual Return, Percent	5.52%	1.82%	2.15%